SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company and the Bank follow accounting principles generally accepted in the United States of America including, where applicable, general practices within the banking industry.

1.	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated.

2.	Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the valuation of deferred tax assets.

3.	Cash and Due From Banks

Included in cash and due from banks are legal reserve requirements which must be maintained on an average basis in the form of cash and balances due from the Federal Reserve. The reserve balance varies depending upon the types and amounts of deposits. At December 31, 2011, the required reserve balance on deposit with the Federal Reserve Bank was approximately $4,122,000.

4.	Securities

Investments in securities are accounted for as follows:

Available-for-Sale Securities

Securities classified as available-for-sale are those securities that are intended to be held for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available-for-sale would be based on various factors, including movements in interest rates, liquidity needs, security risk assessments, changes in the mix of assets and liabilities and other similar factors. These securities are carried at their estimated fair value, and the net unrealized gain or loss is reported in stockholders' equity, net of tax, until realized. Premiums and discounts are recognized in interest income using the interest method. Gains and losses on the sale of available-for-sale securities are determined using the adjusted cost of the specific security sold.

Securities to be Held-to-Maturity

Securities classified as held-to-maturity are those securities for which there is a positive intent and ability to hold to maturity. These securities are carried at cost adjusted for amortization of premiums and accretion of discounts, computed by the interest method.

Trading Account Securities

Trading account securities are those securities which are held for the purpose of selling them at a profit. There were no trading account securities on hand at December 31, 2011 and 2010.

Other Securities

Other securities are carried at cost and are restricted in marketability. Other securities consist of investments in the Federal Home Loan Bank (FHLB), Federal Reserve Bank and First National Bankers’ Bankshares, Inc. Management reviews for impairment based on the ultimate recoverability of the cost basis.

Other-than-Temporary Impairment

Management evaluates investment securities for other-than-temporary impairment on a quarterly basis. A decline in the fair value of available-for-sale and held-to-maturity securities below cost that is deemed other-than-temporary is charged to earnings for a decline in value deemed to be credit related and a new cost basis for the security is established. The decline in value attributed to non-credit related factors is recognized in other comprehensive income.

5.	Loans held for sale

The Company originates fixed rate single family, residential first mortgage loans on a presold basis. The Company issues a rate lock commitment to a customer and concurrently “locks in” with a secondary market investor under a best efforts delivery mechanism. Such loans are sold without the servicing retained by the Company. The terms of the loan are dictated by the secondary investors and are transferred within several weeks of the Company initially funding the loan. The Company recognizes certain origination fees and service release fees upon the sale, which are included in other income on loans in the consolidated statements of income. Between the initial funding of the loans by the Company and the subsequent purchase by the investor, the Company carries the loans held for sale at the lower of cost or fair value in the aggregate as determined by the outstanding commitments from investors.

6.	Loans

Loans are carried at the principal amount outstanding, net of the allowance for loan losses. Interest income on loans is recognized based on the principal balance outstanding and the stated rate of the loan. Loan origination fees and certain direct origination costs are deferred and recognized as an adjustment of the related loan yield using the interest method.

A loan is considered impaired, in accordance with the impairment accounting guidance Accounting Standards Codification (ASC) Section 310-10-35, Receivables, Subsequent Measurement, when--based upon current events and information--it is probable that the scheduled payments of principal and interest will not be collected in accordance with the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral values, and the probability of collecting scheduled payments of principal and interest when due. Generally, impairment is measured on a loan by loan basis using the fair value of the supporting collateral.

Loans are generally placed on a nonaccrual status when principal or interest is past due ninety days or when specifically determined to be impaired. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. If collectibility is in doubt, cash receipts on nonaccrual loans are used to reduce principal rather than recorded in interest income. Past due status is determined based upon contractual terms.

7.	Allowance for Loan Losses

For financial reporting purposes, the provision for loan losses charged to operations is based upon management's estimations of the amount necessary to maintain the allowance at an adequate level. Allowances for any impaired loans are generally determined based on collateral values. Loans are charged against the allowance for loan losses when management believes the collectibility of the principal is unlikely.

Management evaluates the adequacy of the allowance for loan losses on a regular basis. These evaluations are based upon a periodic review of the collectibility considering historical experience, the nature and value of the loan portfolio, underlying collateral values, internal and independent loan reviews, and prevailing economic conditions. In addition, the OCC, as a part of the regulatory examination process, reviews the loan portfolio and the allowance for loan losses and may require changes in the allowance based upon information available at the time of the examination. The allowance consists of two components: allocated and unallocated. The components represent an estimation done pursuant to either ASC Topic 450, Contingencies, or ASC Subtopic 310-10. The allocated component of the allowance reflects expected losses resulting from an analysis developed through specific credit allocations for individual loans, including any impaired loans, and historical loan loss history. The analysis is performed quarterly and loss factors are updated regularly.

The unallocated portion of the allowance reflects management’s estimate of probable inherent but undetected losses within the portfolio due to uncertainties in economic conditions, changes in collateral values, unfavorable information about a borrower’s financial condition, and other risk factors that have not yet manifested themselves. In addition, the unallocated allowance includes a component that explicitly accounts for the inherent imprecision in the loan loss analysis.

8.	Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. The depreciation policy is to provide for depreciation over the estimated useful lives of the assets using the straight-line method. Repairs and maintenance expenditures are charged to operating expenses; major expenditures for renewals and betterments are capitalized and depreciated over their estimated useful lives. Upon retirement, sale, or other disposition of property and equipment, the cost and accumulated depreciation are eliminated from the accounts, and any gains or losses are included in operations.

9.	Other Real Estate

Other real estate, carried in other assets in the consolidated balance sheets, consists of properties acquired through foreclosure and, as held for sale property, is recorded at the lower of the outstanding loan balance or current appraisal less estimated costs to sell. Any write-down to fair value required at the time of foreclosure is charged to the allowance for loan losses. Subsequent gains or losses on other real estate are reported in other operating income or expenses. At December 31, 2011 and 2010, other real estate totaled $4,353,203 and $3,995,017, respectively.

10.	Goodwill and Other Intangible Assets

Changes to the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are provided in the following table.

(Dollars in thousands)	Amount

Balance, December 31, 2010	$702
Goodwill acquired during the year	8,660
Balance, December 31, 2011	$9,362

The goodwill acquired during the year ended December 31, 2011 was a result of the branch acquisitions from Whitney National Bank and Hancock Bank of Louisiana. Footnote C to these consolidated financial statements provides additional information on the acquisition during 2011.

The Company performed the required annual impairment tests of goodwill as of December 1, 2011. The company’s annual impairment test did not indicate impairment as of the testing date, and subsequent to that date, management is not aware of any events or changes in circumstances since the impairment test that would indicate that goodwill might be impaired.

The Company’s purchase accounting intangible, assets which are subject to amortization, include core deposit intangibles, amortized on a straight line, over a 10 year average life. The definite-lived intangible assets had the following carrying values at December 31, 2011 and 2010.

	2011			2010
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
(Dollars in thousands)

Core deposit intangibles	$3,095	$(434)	$2,661	$693	$(294)	$399

During 2011, the Company recorded $2,402,000 in core deposit intangible assets related to the deposits acquired in the Whitney acquisition.

The related amortization expense of purchase accounting intangible assets is a follows:

(dollars in thousands)
Amount
Aggregate amortization expense for the year ended December 31:

2010	$69
2011	140

Estimated amortization expense for the year ending December 31:

2012	$309
2013	309
2014	309
2015	309
2016	292
Thereafter	1,133
$2,661

11.	Other Assets and Cash Surrender Value

Financing costs related to the issuance of junior subordinated debentures are being amortized over the life of the instruments and are included in other assets. The Company invests in bank owned life insurance (BOLI). BOLI involves the purchasing of life insurance by the Company on a chosen group of employees. The Company is the owner of the policies and, accordingly, the cash surrender value of the policies is reported as an asset, and increases in cash surrender values are reported as income.

12.	Stock Options

The Company accounts for stock based compensation in accordance with ASC Topic 718, Compensation - Stock Compensation. Compensation cost is recognized for all stock options granted based on the weighted average fair value stock price at the grant date.

13.	Income Taxes

Income taxes are provided for the tax effects of the transactions reported in the financial statements and consist of taxes currently payable plus deferred taxes related primarily to differences between the bases of assets and liabilities as measured by income tax laws and their bases as reported in the financial statements. The deferred tax assets and liabilities represent the future tax consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled.

The Company and its subsidiary file consolidated income tax returns. The subsidiary provides for income taxes on a separate return basis and remits to the Company amounts determined to be payable.

ASC Topic 740, Income Taxes, provides guidance on financial statement recognition and measurement of tax positions taken, or expected to be taken, in tax returns. ASC Topic 740 requires an evaluation of tax positions to determine if the tax positions will more likely than not be sustainable upon examination by the appropriate taxing authority. The Company at December 31, 2011 and 2010, had no uncertain tax positions that qualify for either recognition or disclosure in the financial statements.

14.	Advertising Costs

Advertising costs are expensed in the period in which they are incurred. Advertising expense for the years ended December 31, 2011 and 2010, was $307,514 and $261,727, respectively.

15.	Statements of Cash Flows

For purposes of reporting cash flows, cash and cash equivalents include cash, amounts due from banks, interest-bearing deposits with banks and federal funds sold. Generally, federal funds are sold for a one to seven day period.

16.	Off-Balance Sheet Financial Instruments

In the ordinary course of business, the subsidiary bank enters into off-balance sheet financial instruments consisting of commitments to extend credit, credit card lines and standby letters of credit. Such financial instruments are recorded in the financial statements when they are exercised.

17.	Earnings Applicable to Common Stockholders

Per share amounts are presented in accordance with ASC Topic 260, Earnings Per Share. Under ASC Topic 260, two per share amounts are considered and presented, if applicable. Basic per share data is calculated based on the weighted-average number of common shares outstanding during the reporting period. Diluted per share data includes any dilution from potential common stock, such as outstanding stock options.

The following table discloses the reconciliation of the numerators and denominators of the basic and diluted computations applicable to common stockholders:

	For the Year Ended				For the Year Ended
	December 31, 2011				December 31, 2010
	Net Income (Numerator)	Shares (Denominator)	Per Share Amount		Net Income (Numerator)	Shares (Denominator)	Per Share Amount

Basic per common Share	$2,528,978	3,063,251	$	..83	$2,232,554	3,019,869	$	..74

Effect of dilutive shares:
Restricted Stock		10,438				2,058
	$2,528,978	3,073,689	$	..82	$2,232,554	3,021,927	$	..74

The diluted per share amounts were computed by applying the treasury stock method.

18.	Reclassifications

Certain reclassifications have been made to the 2010 financial statements to conform with the classifications used in 2011. These reclassifications did not impact the Company's consolidated financial condition or results of operations.

19.	Accounting Pronouncements

In December 2010, the FASB issued ASU No. 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations.” This guidance provides clarification regarding the acquisition date that should be used for reporting the pro forma financial information disclosures required by Topic 805 when comparative financial statements are presented. The amendments in ASU 2010-29 specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 was effective for the Company prospectively for business combinations occurring after December 15, 2010. See the business combination disclosures in Note C.

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02 “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring.” This updated guidance (ASC Topic 310, Receivables) is designed to assist creditors with determining whether or not a restructuring constitutes a troubled debt restructuring. In particular, additional guidance has been added to help creditors determine whether a concession has been granted and whether a debtor is experiencing financial difficulties. Both of these conditions are required to be met for a restructuring to constitute a troubled debt restructuring. The amendments in the update were effective for the first interim period beginning on or after June 15, 2011, and should be applied retroactively to the beginning of the annual period of adoption. The amendment did not have a material impact on the Company’s financial statements.

In April 2011, the FASB issued ASU No. 2011-03, “Reconsideration of Effective Control of Repurchase Agreements.” This guidance (ASC Topic 860, Transfers and Servicing) eliminates a requirement for entities to consider whether a transferor has the ability to repurchase the financial assets in a repurchase agreement. This requirement was previously used to determine whether the transferor maintained effective control. The change could lead to more conclusions that a repo arrangement should be accounted for as a secured borrowing rather than as a sale. ASU 2011-03 is effective for the first interim period beginning on or after December 15, 2011. The Company does not expect the guidance will have a material impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” This ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework on how (not when) to measure fair value and what disclosures about fair value measurements are required. This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP (ASC Topic 820, Fair Value Measurement). It does expand existing disclosure requirements for fair value measurements and eliminates unnecessary wording differences between U.S. GAAP and IFRS. ASU 2011-04 is effective for interim periods beginning after December 15, 2011. The Company does not expect the guidance will have a material impact on the financial statements and is evaluating the effect on the financial statement disclosures.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income.” This guidance (ASC Topic 220, Comprehensive Income) revises the manner in which entities present comprehensive income in their financial statements. It requires entities to report components in either a continuous statement of comprehensive income or in two separate but consecutive statements. The items that must be reported in other comprehensive income do not change. ASU 2011-05 is effective for fiscal years and interim periods beginning after December 15, 2011. The Company believes the adoption will impact only the presentation of the financial statements.

In September 2011, FASB issued ASU No. 2011-08, Intangibles – Goodwill and other (Topic 350): Testing Goodwill for Impairment,which simplifies how companies test goodwill for impairment by permitting an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The ASU allows the results of the assessment to become a basis for determining whether it is necessary to perform the two-step goodwill impairment testing required by ASC Topic 350. The “more-likely-than-not” threshold is defined in the ASU as a likelihood of more than 50 percent. Under the amendments of this ASU, the Company is not required to calculate the fair value of a reporting unit unless the Company determines that it is more likely than not that its fair value is less than its carrying amount.

The ASU is effective beginning with the Company’s first quarter of 2012, with early adoption permitted. The Company adopted the provisions of the ASU in the current year. The adoption of the ASU had an effect on how the Company performs its test for impairment of goodwill, but the adoption of this ASU did not have an effect on the Company’s operating results, financial position, or liquidity for the year ended December 31, 2011. For additional information on goodwill impairment testing, see Note B, item 10 to these consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (ASC Topic 210) Disclosures about Offsetting Assets and Liabilities.” The ASU amends ASC Topic 210 by requiring additional improved information to be disclosed regarding financial instruments and derivative instruments that are offset in accordance with the conditions under ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The disclosures required by the amendments should be applied retrospectively for all comparative periods presented. The Company does not believe the amendments will have a material impact on the financial statements.